Loans, net - Summary of portfolio classified by maturity dates (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of provision matrix [line items]
Direct loans	S/ 45,502,998	S/ 43,005,583
Past due and under legal collection loans [member]
Disclosure of provision matrix [line items]
Direct loans	47,025,350	44,688,222
Commercial loans [member]
Disclosure of provision matrix [line items]
Direct loans	502,474	638,960
Consumer loans [member]
Disclosure of provision matrix [line items]
Direct loans	472,255	365,929
Mortgage loans [member]
Disclosure of provision matrix [line items]
Direct loans	234,387	275,526
Small and micro-business loans [member]
Disclosure of provision matrix [line items]
Direct loans	156,856	274,264
Up to 4 months [member] | Past due and under legal collection loans [member]
Disclosure of provision matrix [line items]
Direct loans	423,906	512,669
Up to 4 months [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Direct loans	150,607	226,342
Up to 4 months [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Direct loans	143,867	77,144
Up to 4 months [member] | Mortgage loans [member]
Disclosure of provision matrix [line items]
Direct loans	30,484	32,230
Up to 4 months [member] | Small and micro-business loans [member]
Disclosure of provision matrix [line items]
Direct loans	98,948	176,953
Over 4 months [member] | Past due and under legal collection loans [member]
Disclosure of provision matrix [line items]
Direct loans	401,508	515,237
Over 4 months [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Direct loans	106,081	187,670
Over 4 months [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Direct loans	220,226	205,038
Over 4 months [member] | Mortgage loans [member]
Disclosure of provision matrix [line items]
Direct loans	48,316	65,878
Over 4 months [member] | Small and micro-business loans [member]
Disclosure of provision matrix [line items]
Direct loans	26,885	56,651
Under legal collection [member] | Past due and under legal collection loans [member]
Disclosure of provision matrix [line items]
Direct loans	540,558	526,773
Under legal collection [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Direct loans	245,786	224,948
Under legal collection [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Direct loans	108,162	83,747
Under legal collection [member] | Mortgage loans [member]
Disclosure of provision matrix [line items]
Direct loans	155,587	177,418
Under legal collection [member] | Small and micro-business loans [member]
Disclosure of provision matrix [line items]
Direct loans	31,023	40,660
Gross carrying amount [member]
Disclosure of provision matrix [line items]
Direct loans	45,659,378	43,133,543
Gross carrying amount [member] | Up to 1 month [member]
Disclosure of provision matrix [line items]
Direct loans	4,945,881	3,345,496
Gross carrying amount [member] | From 1 to 3 months [member]
Disclosure of provision matrix [line items]
Direct loans	5,708,262	5,935,876
Gross carrying amount [member] | From 3 months to 1 year [member]
Disclosure of provision matrix [line items]
Direct loans	10,220,204	10,222,266
Gross carrying amount [member] | From 1 to 5 years [member]
Disclosure of provision matrix [line items]
Direct loans	18,916,603	18,131,367
Gross carrying amount [member] | Over 5 years [member]
Disclosure of provision matrix [line items]
Direct loans	S/ 5,868,428	S/ 5,498,538